Prepaid expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid expenses
Prepaid hosting fees and software licenses	$ 14,421	$ 1,652
Advance payments to the Group's partners for online payment services	1,155	1,183
Prepaid rent	3,015	594
Prepaid insurance and other goods and services	$ 2,743	$ 2,243